Employee Benefits (Details) - Employee benefits expense. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee benefits
Salaries	€ 13,530	€ 8,373	€ 4,577
Social charges	1,077	793	562
Fringe benefits	48	297	104
Defined contribution plan	264	335	249
Holiday pay	340	390	273
Share-based payment	2,697	1,270	2,548
Other	929	245	138
Total employee benefits	€ 18,885	€ 11,703	€ 8,451